Investment in Cheniere Partners (Tables)	5 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The following table illustrates the number of common units into which the Class B units held by us and Blackstone would convert at the dates specified below (amounts in thousands) and our and Blackstone’s percentage ownership of Cheniere Partners’ then outstanding limited partner interests, assuming that none of the outstanding Class B units are optionally converted prior to the dates set forth in the table and that no additional limited partner interests are issued by Cheniere Partners prior to such dates:

	December 31, 2013	December 31, 2014(1)	December 31, 2015(1)	December 31, 2016	December 31, 2017	December 31, 2018	July 9, 2019
Cheniere Holdings:
Number of Common Units	55,821	64,050	73,491	84,357	96,792	110,060	119,362
Percentage Ownership	53.9%	52.4%	50.9%	49.4%	47.9%	46.5%	45.8%
Blackstone:
Number of Common Units	121,118	138,934	159,371	182,881	209,782	240,640	258,550
Percentage Ownership	32.1%	34.4%	36.7%	39.0%	41.2%	43.3%	44.4%

(1)
Information as of December 31, 2014 and 2015 is presented for informational purposes only. We do not believe that the Class B units will convert, either mandatorily or optionally, into common units prior to such dates.